UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            01/20/09
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     111
                                            ---


Form 13F Information Table Value Total:     4,876,765 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                               December 31, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   114224  2140225 SH       Sole                           2140225
ACE LIMITED                    COM              H0023R105    94030  1776828 SH       Sole                           1776828
AETNA INC                      COM              00817Y108    98084  3441540 SH       Sole                           3441540
AMERICAN TOWER CORP            COM              029912201    45164  1540376 SH       Sole                           1540376
APPLE INC                      COM              037833100   118450  1387813 SH       Sole                           1387813
AT&T INC                       COM              00206R102   128220  4498956 SH       Sole                           4498956
BANK OF AMERICA CORPORATION    COM              060505104      584    41500 SH       Sole                             41500
CELGENE CORP                   COM              151020104    23307   421626 SH       Sole                            421626
CHEVRON CORP NEW               COM              166764100    51840   700831 SH       Sole                            700831
CHUBB CORP                     COM              171232101    58748  1151931 SH       Sole                           1151931
CISCO SYS INC                  COM              17275R102    59173  3630245 SH       Sole                           3630245
CITIGROUP INC                  COM              172967101      127    19000 SH       Sole                             19000
CONOCOPHILLIPS                 COM              20825C104    26669   514855 SH       Sole                            514855
COSTCO WHSL CORP NEW           COM              22160K105    20697   394227 SH       Sole                            394227
CVS/CAREMARK CORP              COM              126650100   108937  3790427 SH       Sole                           3790427
DISNEY WALT CO                 COM              254687106    89428  3941300 SH       Sole                           3941300
GENENTECH INC                  COM              368710406    25655   309437 SH       Sole                            309437
GENERAL DYNAMICS CORP          COM              369550108    21557   374319 SH       Sole                            374319
GENZYME CORP                   COM              372917104    80583  1214155 SH       Sole                           1214155
GOLDMAN SACHS GROUP INC        COM              38141G104    45314   536954 SH       Sole                            536954
GOODRICH CORP                  COM              382388106      578    15600 SH       Sole                             15600
GOOGLE INC CL A                COM              38259P508    73690   239526 SH       Sole                            239526
HEWLETT PACKARD CO             COM              428236103   126928  3497604 SH       Sole                           3497604
IBM CORP                       COM              459200101   129856  1542969 SH       Sole                           1542969
INTEL CORP                     COM              458140100      262    17905 SH       Sole                             17905

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                               December 31, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TRUST MSCI EAFE INDEX  COM              464287465      336     7490 SH       Sole                              7490
JOHNSON & JOHNSON              COM              478160104   107744  1800835 SH       Sole                           1800835
JPMORGAN CHASE & CO            COM              46625H100      457    14500 SH       Sole                             14500
KROGER CO                      COM              501044101    11599   439207 SH       Sole                            439207
MCDONALDS CORP                 COM              580135101   125201  2013204 SH       Sole                           2013204
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   102293  2440789 SH       Sole                           2440789
METLIFE INC                    COM              59156R108    77083  2211210 SH       Sole                           2211210
MICROSOFT CORP                 COM              594918104    49131  2527320 SH       Sole                           2527320
NORTEL NETWORKS CORP NEW       COM              656568508        4    16411 SH       Sole                             16411
NYSE EURONEXT                  COM              629491101     1023    37365 SH       Sole                             37365
OCCIDENTAL PETE CORP           COM              674599105    33169   552917 SH       Sole                            552917
PHILIP MORRIS INTERNATIONAL IN COM              718172109    85414  1963083 SH       Sole                           1963083
PROCTER & GAMBLE CO.           COM              742718109      797    12900 SH       Sole                             12900
QUALCOMM INC                   COM              747525103      713    19900 SH       Sole                             19900
SCHLUMBERGER LTD               COM              806857108      394     9300 SH       Sole                              9300
STANDARD & POORS DEPOSITARY    COM              78462F103     1268    14050 SH       Sole                             14050
TARGET CORP                    COM              87612E106    33654   974644 SH       Sole                            974644
TRANSOCEAN LTD ZUG             COM              H8817H100      416     8800 SH       Sole                              8800
UNION PAC CORP                 COM              907818108    61193  1280195 SH       Sole                           1280195
UNITED TECHNOLOGIES CORP       COM              913017109    94131  1756168 SH       Sole                           1756168
WAL MART STORES INC            COM              931142103    90944  1622264 SH       Sole                           1622264
REPORT SUMMARY                 46 DATA RECORDS             2419074            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                               December 31, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BANK PLC REV CONV LKD CV BND           06738G5G1       25    40000 PRN      Sole                             40000
ABBOTT LABS                    COM              002824100   119473  2238577 SH       Sole                           2238577
ACE LIMITED                    COM              H0023R105    98796  1866890 SH       Sole                           1866890
AETNA INC                      COM              00817Y108    79586  2792486 SH       Sole                           2792486
AIR PRODS & CHEMS INC          COM              009158106      263     5236 SH       Sole                              5236
ALTRIA GROUP INC COM           COM              02209S103      648    43029 SH       Sole                             43029
AMERICAN EXPRESS CO            COM              025816109      401    21630 SH       Sole                             21630
AMERICAN TOWER CORP            COM              029912201    41284  1408061 SH       Sole                           1408061
APPLE INC                      COM              037833100   119803  1403670 SH       Sole                           1403670
AT&T INC                       COM              00206R102   129286  4536338 SH       Sole                           4536338
BANK OF AMERICA CORPORATION    COM              060505104      429    30480 SH       Sole                             30480
BEST BUY INC                   COM              086516101      431    15330 SH       Sole                             15330
BOEING CO                      COM              097023105      451    10564 SH       Sole                             10564
CAPITAL ONE FINANCIAL CORP     COM              14040H105      417    13075 SH       Sole                             13075
CELGENE CORP                   COM              151020104      940    17008 SH       Sole                             17008
CHEVRON CORP NEW               COM              166764100    50591   683940 SH       Sole                            683940
CHUBB CORP                     COM              171232101    55418  1086619 SH       Sole                           1086619
CISCO SYS INC                  COM              17275R102    52625  3228553 SH       Sole                           3228553
CONOCOPHILLIPS                 COM              20825C104    27749   535686 SH       Sole                            535686
CVS/CAREMARK CORP              COM              126650100   107934  3755548 SH       Sole                           3755548
DELL INC                       COM              24702R101      261    25450 SH       Sole                             25450
DISNEY WALT CO                 COM              254687106    82551  3638226 SH       Sole                           3638226
E M C CORP MASS                COM              268648102      360    34350 SH       Sole                             34350
GENENTECH INC                  COM              368710406    41064   495282 SH       Sole                            495282
GENERAL DYNAMICS CORP          COM              369550108    27739   481669 SH       Sole                            481669
GENERAL ELECTRIC CO            COM              369604103      781    48192 SH       Sole                             48192
GENZYME CORP                   COM              372917104    76655  1154965 SH       Sole                           1154965
GOLDMAN SACHS GROUP INC        COM              38141G104    44989   533114 SH       Sole                            533114
GOOGLE INC CL A                COM              38259P508    73175   237852 SH       Sole                            237852
GRAYD RESOURCE CORP            COM              388902108        1    10000 SH       Sole                             10000
HEWLETT PACKARD CO             COM              428236103   138428  3814506 SH       Sole                           3814506
HONEYWELL INTL INC             COM              438516106      446    13600 SH       Sole                             13600
IBM CORP                       COM              459200101   133991  1592095 SH       Sole                           1592095
INDIA FD INC                   COM              454089103      193    10558 SH       Sole                             10558
ISHARES TRUST KLD SELECT SOCIA COM              464288802      400    10435 SH       Sole                             10435
ISHARES TRUST MSCI EAFE INDEX  COM              464287465      456    10170 SH       Sole                             10170
JOHNSON & JOHNSON              COM              478160104   116495  1947096 SH       Sole                           1947096

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                               December 31, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMORGAN CHASE & CO            COM              46625H100      316    10009 SH       Sole                             10009
KELLOGG CO                     COM              487836108      424     9675 SH       Sole                              9675
KRAFT FOODS INC                COM              50075N104      687    25589 SH       Sole                             25589
LOWES COS INC                  COM              548661107      587    27298 SH       Sole                             27298
MARATHON OIL CORP              COM              565849106      847    30965 SH       Sole                             30965
MCDONALDS CORP                 COM              580135101   128595  2067774 SH       Sole                           2067774
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   108012  2577235 SH       Sole                           2577235
METLIFE INC                    COM              59156R108    77801  2231809 SH       Sole                           2231809
MICROSOFT CORP                 COM              594918104    39769  2045739 SH       Sole                           2045739
NOKIA CORP SPONSORED ADR       COM              654902204      598    38350 SH       Sole                             38350
OCCIDENTAL PETE CORP           COM              674599105    30155   502673 SH       Sole                            502673
PEPSICO INC                    COM              713448108      799    14580 SH       Sole                             14580
PFIZER INC                     COM              717081103      208    11771 SH       Sole                             11771
PG&E CORP                      COM              69331C108     1092    28215 SH       Sole                             28215
PHILIP MORRIS INTERNATIONAL IN COM              718172109    95378  2192097 SH       Sole                           2192097
PROCTER & GAMBLE CO.           COM              742718109      374     6050 SH       Sole                              6050
SAFEWAY INC                    COM              786514208      756    31810 SH       Sole                             31810
SCHLUMBERGER LTD               COM              806857108      368     8694 SH       Sole                              8694
STANDARD & POORS DEPOSITARY    COM              78462F103      962    10665 SH       Sole                             10665
TARGET CORP                    COM              87612E106    28303   819665 SH       Sole                            819665
TRANSOCEAN LTD ZUG             COM              H8817H100      259     5485 SH       Sole                              5485
TRI VY CORP                    COM              895735108       54    30000 SH       Sole                             30000
UNION PAC CORP                 COM              907818108    54323  1136455 SH       Sole                           1136455
UNITED TECHNOLOGIES CORP       COM              913017109   115863  2161627 SH       Sole                           2161627
VANGUARD INTL EQUITY EMERGING  COM              922042858      235     9954 SH       Sole                              9954
WAL MART STORES INC            COM              931142103   145541  2596160 SH       Sole                           2596160
WELLPOINT INC                  COM              94973V107      848    20125 SH       Sole                             20125
WTS DIME BANCORP INC NEW       COM              25429Q110        0    19750 SH       Sole                             19750
REPORT SUMMARY                 65 DATA RECORDS             2457691            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2